CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities	¥ 2,736,222	$ 396,715	¥ 3,263,673
Non-current liabilities	¥ 21,618	$ 3,135	¥ 34,140
Treasury stock, par value | $ / shares		$ 0.0001
Treasury stock, shares	4,085,608	4,085,608	4,441,353
Variable Interest Entities
Current liabilities | ¥	¥ 811,303		¥ 1,902,280
Non-current liabilities | ¥	¥ 7,599		¥ 15,985
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares, issued	42,812,245	42,812,245	42,812,245
Ordinary shares, shares, outstanding	38,726,637	38,726,637	38,370,892
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442	34,248,442
Ordinary shares, shares, issued	32,937,193	32,937,193	32,937,193
Ordinary shares, shares, outstanding	32,937,193	32,937,193	32,937,193